                       Supplement dated November 19, 2001
                        to Prospectus dated May 1, 2001

                                      for

                  NEW YORK LIFE LIFESTAGES(R) VARIABLE ANNUITY

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This supplement amends the May 1, 2001 Prospectus for the New York Life LifeStages(R) Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with a May 1, 2001 Prospectus for the policies. The terms we use in this supplement have the same meanings as in the Prospectus for the policies.

     The purposes of this supplement are: (1) to describe two new Riders that will be available on policies issued on and after November 19, 2001 in jurisdictions where approved; and (2) to describe the terms under which the policies can be issued as Inherited IRAs. Keeping these purposes in mind, please note the following changes to the Prospectus for the policies:

PART I -- AVAILABILITY OF TWO NEW RIDERS

I.  THE RIDERS

Add the following text to the end of the section entitled THE POLICIES -- RIDERS on page 28:

We include two additional Riders under the policy: the Enhanced Beneficiary Benefit (EBB) Rider, which is available for an additional charge, and the Enhanced Spousal Continuance (ESC) Rider, which is available at no additional charge if the EBB Rider is elected. The Riders are only available in those states where they have been approved.

(d) Enhanced Beneficiary Benefit Rider (optional)

THE ENHANCED BENEFICIARY BENEFIT (EBB) RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS -- Other
Charges -- Enhanced Beneficiary Benefit Rider Charge.")

The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date we receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this supplement, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

           AGE OF OLDEST OWNER                             RANGE OF
              OR ANNUITANT                          APPLICABLE PERCENTAGES
           -------------------                      ----------------------
70 OR YOUNGER                              NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                         NOT LESS THAN 20% NOR GREATER THAN 40%

WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.
18516A (11/01)

The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this supplement, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your representative for further details.

There will be no payment under the EBB Rider if on the date we calculate the
EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. THIS RIDER CANNOT BE CANCELLED.

Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:

1. The rider is elected at the time of application;

2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

3. A withdrawal of $20,000 is made in the fourth Policy Year;

4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and

6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

       Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

           Adjusted Premium Payments = $200,000 - $16,000 = $184,000

Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                      Gain = $250,000 - $184,000 = $66,000

Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

             Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

(e) Enhanced Spousal Continuance Rider (optional)

If you elect the EBB Rider at the time of application (see above) and your spouse is the sole primary Beneficiary, your policy will, subject to state availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with
Section 403(b) tax-sheltered annuities or Section 457 deferred compensation plans.

Under the ESC Rider, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).

The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED. You will forfeit any benefits under the EBB Rider if you elect to receive income payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

II.  FEE TABLE

Add the following text to the "Owner Transaction Expenses" of the FEE TABLE on pages 4-5:

Enhanced Beneficiary Benefit Rider Charge (optional) -- Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis

III.  EXAMPLES

Replace the first paragraph under EXAMPLES on page 6 with the following:

The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the Separate Account and the Funds. However, the table does not reflect the charges for the optional Investment Protection Plan Rider, which would add a maximum of $10.00 per year for each year that the rider is in effect. If you cancel the Investment Protection Plan Rider at any time prior to surrendering the policy, a one-time charge of up to $20.00 would apply to the extent permitted by state law. The table also does not reflect the charges for the optional EBB Rider, which, under the assumptions stated below, would add a maximum charge of $10.25 in the first Policy Year, $32.00 in the first three Policy Years, $55.50 in the first five Policy Years, and $122.90 in the first ten Policy Years to the numbers listed below. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or the Annuity Commencement Date.

IV.  CHARGES AND DEDUCTIONS

Add the following text to the end of the section entitled CHARGES AND DEDUCTIONS -- Other Charges on page 30:

(h) Enhanced Beneficiary Benefit Rider Charge (optional)

If you elect the EBB Rider (in jurisdictions where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter.

The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage we are currently charging before you elect this Rider.

PART II - THE POLICIES ISSUED AS INHERITED IRAS

I.  QUESTIONS AND ANSWERS

Modify the first sentence of the answer to Question 11 on page 10 to read as follows:

        If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA policies are excluded).

II.  QUALIFIED AND NON-QUALIFIED POLICIES

Modify section (2) under the section entitled QUALIFIED AND NON-QUALIFIED POLICIES on page 20 to read as follows:

        (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs and Inherited IRAs; and

III.  ISSUE AGES

Modify the fourth sentence of the paragraph entitled ISSUE AGES on page 22 to read as follows:

        We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs).

IV.  REQUIRED MINIMUM DISTRIBUTION OPTION

Add the following sentence to the end of the paragraph entitled REQUIRED MINIMUM DISTRIBUTION OPTION on page 32:

        For Inherited IRAs, the policy owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

V.  FEDERAL TAX MATTERS

Add the following at the end of the section entitled FEDERAL TAX
MATTERS -- QUALIFIED PLANS on page 39:

        (e) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

        Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                       Supplement dated November 19, 2001
                        to Prospectus dated May 1, 2001

                                      for

                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This supplement amends the May 1, 2001 Prospectus for the LifeStages(R) Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with a May 1, 2001 Prospectus for the policies. The terms we use in this supplement have the same meanings as in the Prospectus for the policies.

     The purposes of this supplement are: (1) to describe two new Riders that will be available on policies issued on and after November 19, 2001 in jurisdictions where approved; and (2) to describe the terms under which the policies can be issued as Inherited IRAs. Keeping these purposes in mind, please note the following changes to the Prospectus for the policies:

PART I -- AVAILABILITY OF TWO NEW RIDERS

I.  THE RIDERS

Add the following to the end of the section entitled DISTRIBUTIONS UNDER THE POLICY on page 27:

RIDERS

We include two Riders under the policy. The Enhanced Beneficiary Benefit (EBB) Rider is available for an additional charge. The Enhanced Spousal Continuance
(ESC) Rider is available at no additional charge if the EBB Rider is elected. The Riders are only available in those states where they have been approved.

(a) Enhanced Beneficiary Benefit Rider (optional)

THE ENHANCED BENEFICIARY BENEFIT (EBB) RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS -- Enhanced Beneficiary Benefit Rider Charge.")

The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date we receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this supplement, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

           AGE OF OLDEST OWNER                             RANGE OF
              OR ANNUITANT                          APPLICABLE PERCENTAGES
           -------------------                      ----------------------
70 OR YOUNGER                              NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                         NOT LESS THAN 20% NOR GREATER THAN 40%

WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.
13941A (11/01)

The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this supplement, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your representative for further details.

There will be no payment under the EBB Rider if on the date we calculate the
EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. THIS RIDER CANNOT BE CANCELLED.

Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:

1. The rider is elected at the time of application;

2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

3. A withdrawal of $20,000 is made in the fourth Policy Year;

4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and

6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

       Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

           Adjusted Premium Payments = $200,000 - $16,000 = $184,000

Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                      Gain = $250,000 - $184,000 = $66,000

Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

             Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

(b) Enhanced Spousal Continuance Rider (optional)

If you elect the EBB Rider at the time of application (see above) and your spouse is the sole primary Beneficiary, your policy will, subject to state availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with
Section 403(b) tax-sheltered annuities or Section 457 deferred compensation plans.

Under the ESC Rider, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED. You will forfeit any benefits under the EBB Rider if you elect to receive income payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

II.  FEE TABLE

Add the following text to the "Owner Transaction Expenses" of the FEE TABLE on pages 4-5:

Earnings Enhancement Benefit Rider Charge (optional) -- Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis.

III.  EXAMPLES

Replace the first two sentences of the first paragraph under EXAMPLES on page 6 with the following:

The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the Separate Account and the Funds. However, the table does not reflect the charges for the optional EBB Rider, which, under the assumptions stated below, would add a maximum charge of $10.25 in the first Policy Year, $32.00 in the first three Policy Years, $55.50 in the first five Policy Years, and $122.90 in the first ten Policy Years to the numbers listed below.

IV.  CHARGES AND DEDUCTIONS

Add the following text to the end of the section entitled CHARGES AND DEDUCTIONS on page 23:

ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (OPTIONAL)

If you elect the EBB Rider (in jurisdictions where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter.

The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage we are currently charging before you elect this Rider.

PART II -- THE POLICIES ISSUED AS INHERITED IRAS

I.  QUESTIONS AND ANSWERS

Modify the first sentence of the answer to Question 11 on page 8 to read as follows:

        If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA policies are excluded).

II.  QUALIFIED AND NON-QUALIFIED POLICIES

Modify section (2) under the section entitled QUALIFIED AND NON-QUALIFIED POLICIES on page 17 to read as follows:

        (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs and Inherited IRAs; and

III.  ISSUE AGES

Modify the fourth sentence of the paragraph entitled ISSUE AGES on page 19 to read as follows:

        We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs).

IV.  REQUIRED MINIMUM DISTRIBUTION

Add the following sentence to the end of the paragraph entitled REQUIRED MINIMUM DISTRIBUTION on page 24:

        For Inherited IRAs, the policy owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

V.  FEDERAL TAX MATTERS

Add the following at the end of the section entitled FEDERAL TAX
MATTERS -- QUALIFIED PLANS on page 29:

        (e) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

        Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                       Supplement dated November 19, 2001
                        to Prospectus dated May 1, 2001

                                      for

                        MAINSTAY ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This supplement amends the May 1, 2001 Prospectus for the MainStay Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with a May 1, 2001 Prospectus for the policies. The terms we use in this supplement have the same meanings as in the Prospectus for the policies.

     The purposes of this supplement are: (1) to describe two new Riders that will be available on policies issued on and after November 19, 2001 in jurisdictions where approved; and (2) to describe the terms under which the policies can be issued as Inherited IRAs. Keeping these purposes in mind, please note the following changes to the Prospectus for the policies:

PART I - AVAILABILITY OF TWO NEW RIDERS

I.  THE RIDERS

Add the following to the end of the section entitled DISTRIBUTIONS UNDER THE POLICY on page 27:

RIDERS

We include two Riders under the policy. The Enhanced Beneficiary Benefit (EBB) Rider is available for an additional charge. The Enhanced Spousal Continuance
(ESC) Rider is available at no additional charge if the EBB Rider is elected. The Riders are only available in those states where they have been approved.

(a) Enhanced Beneficiary Benefit Rider (optional)

THE ENHANCED BENEFICIARY BENEFIT (EBB) RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS -- Enhanced Beneficiary Benefit Rider Charge.")

The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date we receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this supplement, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

           AGE OF OLDEST OWNER                             RANGE OF
              OR ANNUITANT                          APPLICABLE PERCENTAGES
           -------------------                      ----------------------
70 OR YOUNGER                              NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                         NOT LESS THAN 20% NOR GREATER THAN 40%

WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.
A-SUPP2-1101

The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of the supplement, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

There will be no payment under the EBB Rider if on the date we calculate the
EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. THIS RIDER CANNOT BE CANCELLED.

Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:

1. The Rider is elected at the time of application;

2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

3. A withdrawal of $20,000 is made in the fourth Policy Year;

4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and

6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

       Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

           Adjusted Premium Payments = $200,000 - $16,000 = $184,000

Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                      Gain = $250,000 - $184,000 = $66,000

Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

             Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

(b) Enhanced Spousal Continuance Rider (optional)

If you elect the EBB Rider at the time of application (see above) and your spouse is the sole primary Beneficiary, your policy will, subject to state availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with
Section 403(b) tax-sheltered annuities or Section 457 deferred compensation plans.

Under the ESC Rider, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED. You will forfeit any benefits under the EBB Rider if you elect to receive income payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

II.  FEE TABLE

Add the following text to the "Owner Transaction Expenses" of the FEE TABLE on pages 4-5:

Enhanced Beneficiary Benefit Rider Charge (optional) -- Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis

III.  EXAMPLES

Replace the first two sentences of the first paragraph under EXAMPLES on page 6 with the following:

The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the Separate Account and the Funds. However, the table does not reflect the charges for the optional EBB Rider, which, under the assumptions stated below, would add a maximum charge of $10.25 in the first Policy Year, $32.00 in the first three Policy Years, $55.50 in the first five Policy Years, and $122.90 in the first ten Policy Years to the numbers listed below.

IV.  CHARGES AND DEDUCTIONS

Add the following text to the end of the section entitled CHARGES AND DEDUCTIONS on page 23:

ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (OPTIONAL)

If you elect the EBB Rider (in jurisdictions where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter.

The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage we are currently charging before you elect this Rider.

PART II -- THE POLICIES ISSUED AS INHERITED IRAS

I.  QUESTIONS AND ANSWERS

Modify the first sentence of the answer to Question 11 on page 8 to read as follows:

        If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA policies are excluded).

II.  QUALIFIED AND NON-QUALIFIED POLICIES

Modify section (2) under the section entitled QUALIFIED AND NON-QUALIFIED POLICIES on page 17 to read as follows:

        (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs and Inherited IRAs;

III.  ISSUE AGES

Modify the fourth sentence of the paragraph entitled ISSUE AGES on page 19 to read as follows:

        We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs).

IV.  REQUIRED MINIMUM DISTRIBUTION

Add the following sentence to the end of the paragraph entitled REQUIRED MINIMUM DISTRIBUTION on page 24:

        For Inherited IRAs, the policy owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

V.  FEDERAL TAX MATTERS

Add the following at the end of the section entitled FEDERAL TAX
MATTERS -- QUALIFIED PLANS on page 30:

        (f) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

        Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                       Supplement dated November 19, 2001
                        to Prospectus dated May 1, 2001

                                      for

                         MAINSTAY PLUS VARIABLE ANNUITY

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This supplement amends the May 1, 2001 Prospectus for the MainStay Plus Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with a May 1, 2001 Prospectus for the policies. The terms we use in this supplement have the same meanings as in the Prospectus for the policies.

     The purposes of this supplement are: (1) to describe two new Riders that will be available on policies issued on and after November 19, 2001 in jurisdictions where approved; and (2) to describe the terms under which the policies can be issued as Inherited IRAs. Keeping these purposes in mind, please note the following changes to the Prospectus for the policies:

PART I - AVAILABILITY OF TWO NEW RIDERS

I.  THE RIDERS

Add the following to the end of the section entitled DISTRIBUTIONS UNDER THE POLICY on page 39:

RIDERS

We include two Riders under the policy. The Enhanced Beneficiary Benefit (EBB) Rider is available for an additional charge. The Enhanced Spousal Continuance
(ESC) Rider is available at no additional charge if the EBB Rider is elected. The Riders are only available in those states where they have been approved.

(a) Enhanced Beneficiary Benefit Rider (optional)

THE ENHANCED BENEFICIARY BENEFIT (EBB) RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS -- Other
Charges -- Enhanced Beneficiary Benefit Rider Charge.")

The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date we receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this supplement, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

           AGE OF OLDEST OWNER                             RANGE OF
              OR ANNUITANT                          APPLICABLE PERCENTAGES
           -------------------                      ----------------------
70 OR YOUNGER                              NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                         NOT LESS THAN 20% NOR GREATER THAN 40%

P-SUPP2-1101

WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of the supplement, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

There will be no payment under the EBB Rider if on the date we calculate the
EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. THIS RIDER CANNOT BE CANCELLED.

Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:

1. The Rider is elected at the time of application;

2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

3. A withdrawal of $20,000 is made in the fourth Policy Year;

4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and

6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

       Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

           Adjusted Premium Payments = $200,000 - $16,000 = $184,000

Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                      Gain = $250,000 - $184,000 = $66,000

Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

             Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

(b) Enhanced Spousal Continuance Rider (optional)

If you elect the EBB Rider at the time of application (see above) and your spouse is the sole primary Beneficiary, your policy will, subject to state availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with
Section 403(b) tax-sheltered annuities or Section 457 deferred compensation plans.

Under the ESC Rider, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED. You will forfeit any benefits under the EBB Rider if you elect to receive income payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

II.  FEE TABLE

Add the following text to the "Owner Transaction Expenses" of the FEE TABLE on pages 5-7:

Enhanced Beneficiary Benefit Rider Charge (optional) -- Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis

III.  EXAMPLES

Replace the first three sentences of the first paragraph under EXAMPLES on page 8 with the following:

The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the Separate Account and the Funds. However, the table does not reflect the charges for the optional EBB Rider, which, under the assumptions stated below, would add a maximum charge of $10.25 in the first Policy Year, $32.00 in the first three Policy Years, $55.50 in the first five Policy Years, and $122.90 in the first ten Policy Years to the numbers listed below.

IV.  CHARGES AND DEDUCTIONS

Add the following text to the end of the section entitled CHARGES AND DEDUCTIONS -- Other Charges on page 33:

(h) Enhanced Beneficiary Benefit Rider Charge (optional)

If you elect the EBB Rider (in jurisdictions where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter.

The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage we are currently charging before you elect this Rider.

PART II -- THE POLICIES ISSUED AS INHERITED IRAS

I.  QUESTIONS AND ANSWERS

Modify the first sentence of the answer to Question 11 on page 12 to read as follows:

        If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA policies are excluded).

II.  QUALIFIED AND NON-QUALIFIED POLICIES

Modify section (2) under the section entitled QUALIFIED AND NON-QUALIFIED POLICIES on page 23 to read as follows:

        (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs and Inherited IRAs;

III.  ISSUE AGES

Modify the fourth sentence of the paragraph entitled ISSUE AGES on page 25 to read as follows:

        We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs).

IV.  REQUIRED MINIMUM DISTRIBUTION OPTION

Add the following sentence to the end of the paragraph entitled Required Minimum Distribution on page 35:

        For Inherited IRAs, the policy owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

V.  FEDERAL TAX MATTERS

Add the following at the end of the section entitled FEDERAL TAX
MATTERS -- QUALIFIED PLANS on page 42:

        (f) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

        Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010